Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Prepayments	$ 2,298	$ 402
Deposits	3,090	980
Other receivables	4,643	1,328
Dividend income receivable	10,100
Less: impairment losses provided under ECL model	(501)	(501)
Total	$ 19,630	$ 2,209